SCHEDULE OF DISCONTINUED OPERATIONS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses:
Net loss from discontinued operations			¥ (82,341)	¥ (205,808)
Net cash (used in) provided by discontinued operating activities			135,033	(144,547)
Net cash provided by discontinued investing activities			136,918	92,023
Net cash provided by (used in) discontinued financing activities			(30,000)	100,000
Discontinued Operations, Held-for-Sale [Member] | Foshan Viomi and its subsidiaries [Member]
Net revenues:
Total net revenues			298,871	854,650
Cost of revenues			(297,289)	(807,146)
Gross profit			1,582	47,504
Operating expenses:
Research and development expenses			(41,245)	(74,032)
Selling and marketing expenses			(54,681)	(187,156)
General and administrative expenses			(7,667)	(24,162)
Total operating expenses			(103,593)	(285,350)
Other income, net			4,320	8,623
Loss from operations			(97,691)	(229,223)
Interest and investment income, net			3,846	13,062
Other non-operating loss				(1,500)
Loss before income tax expenses			(93,845)	(217,661)
Income tax credits			11,504	11,853
Net loss from discontinued operations			(82,341)	(205,808)
Net cash (used in) provided by discontinued operating activities			135,033	(144,547)
Net cash provided by discontinued investing activities			136,918	92,023
Net cash provided by (used in) discontinued financing activities			(30,000)	100,000
Discontinued Operations, Held-for-Sale [Member] | Foshan Viomi and its subsidiaries [Member] | Related Party [Member]
Net revenues:
Total net revenues			5,821	24,434
Discontinued Operations, Held-for-Sale [Member] | Foshan Viomi and its subsidiaries [Member] | Nonrelated Party [Member]
Net revenues:
Total net revenues			¥ 293,050	¥ 830,216